Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Schedule of Expenses by nature
The following table provides the Consolidated Statement of Operation classification of our expense by nature:

		Year Ended December 31,
(in KUSD)	Note	2020	2019	2018
R&D
External costs (1)		97,768	82,621	99,067
Employee expenses (2)	9	44,264	24,916	19,246
R&D expense		142,032	107,537	118,313

S&M
External costs		11,887	—	—
Employee expenses (2)	9	10,214	—	—
S&M expense		22,101	—	—

G&A
External costs (1)		13,637	9,067	3,832
Employee expenses (2)	9	41,493	5,135	4,936
G&A expense		55,130	14,202	8,768
Total operating expense		219,263	121,739	127,081
(1) Includes depreciation expense; Depreciation expense for S&M was not material.
(2) Includes share-based compensation expense